BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 2.4%
California Housing Finance Agency, Revenue Bonds, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. 2019-N A	2.35	12/1/2035	4,429,668	3,691,898
California Housing Finance Agency, Revenue Bonds, Ser. 2021-3, Cl. A	3.25	8/20/2036	4,613,553	4,346,524
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	3,703,229	3,776,983
Total Collateralized Municipal-Backed Securities (cost $13,718,734)				11,815,405
Long-Term Municipal Investments — 97.8%
California — 95.0%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,535,264
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,518,165
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,412,797
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.50	7/1/2055	4,500,000	4,701,889
California, GO(a)	4.00	11/1/2030	15,000	15,758
California, GO	4.00	11/1/2035	985,000	1,005,125
California, GO, Refunding (Insured; Assured Guaranty Corp.)	5.25	8/1/2032	3,500,000	3,879,387
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. D	5.00	2/1/2031	5,000,000	5,255,795
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. E	5.00	7/1/2035	2,500,000	2,682,618
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	11,500,000	11,546,347
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(b)	5.50	11/1/2028	5,000,000	5,198,081
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	2,000,000	2,122,968
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(b)	5.00	11/1/2035	3,000,000	3,165,530
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(b)	5.00	7/1/2034	7,000,000	7,077,237
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(b)	5.00	3/1/2031	3,000,000	3,124,010
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	2,100,000	2,099,872
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,768,695
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	1,952,051
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	140,000	138,117
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,108,224
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,860,745
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,505,269

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Western University Of Health Sciences)	5.00	6/1/2034	1,055,000	1,163,080
California Educational Facilities Authority, Revenue Bonds, Refunding (Western University Of Health Sciences)	5.00	6/1/2036	3,000,000	3,312,966
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project)	4.00	6/1/2036	2,765,000	2,713,581
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project)	5.00	6/1/2036	2,245,000	2,342,676
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2030	260,000	273,860
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2032	280,000	297,759
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2034	265,000	282,363
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2039	150,000	155,332
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2040	245,000	251,146
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2041	350,000	356,778
California Enterprise Development Authority, Revenue Bonds (Csac Headquarters Building Project) Ser. A	5.00	6/1/2042	750,000	763,711
California Enterprise Development Authority, Revenue Bonds (The Mirman School For Gifted Children Project) Ser. A	5.00	6/1/2043	750,000	763,420
California Enterprise Development Authority, Revenue Bonds (The Mirman School For Gifted Children Project) Ser. A	5.00	6/1/2044	750,000	762,588
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System) Ser. A	5.00	12/1/2032	4,250,000	4,575,899
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,040,307
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,495,498
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,276,444
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2027	725,000	743,164
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,280,240
California Health Facilities Financing Authority, Revenue Bonds (El Camino Hospital)	5.00	2/1/2042	3,100,000	3,112,965
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,005,146
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,498,152
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	920,282
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Health) Ser. B1(b)	5.00	5/1/2031	3,000,000	3,254,540
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,126,429
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,435,905
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(b)	5.25	10/1/2035	1,000,000	1,102,337

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. A	5.00	11/15/2036	2,500,000	2,831,410
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,429,136	2,447,678
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	559,216
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	631,508
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,506,118
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,520,346
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,754,978
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	950,000	948,199
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	985,538
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Los Angeles County Museum Of Art Project)	3.25	6/1/2033	1,285,000	1,271,984
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,191,309
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,097,963
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(c)	5.00	7/1/2041	1,750,000	1,674,671
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(c)	5.00	7/1/2046	3,840,000	3,621,208
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	205,000	205,034
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,455,501
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(c)	5.50	7/1/2057	5,000,000	4,911,176
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(c)	5.00	11/1/2046	2,500,000	2,416,809
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,505,226
California Municipal Finance Authority, Revenue Bonds (Gateways Hospital And Mental Health Centers) Ser. A	5.00	9/1/2046	500,000	489,711
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	4,919,411
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,699,511
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,182,117
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,528,082
California Municipal Finance Authority, Revenue Bonds (SAC Health System)	5.00	9/1/2029	300,000	313,231
California Municipal Finance Authority, Revenue Bonds (SAC Health System)	5.25	9/1/2037	400,000	432,984
California Municipal Finance Authority, Revenue Bonds (SAC Health System)	5.25	9/1/2039	630,000	669,239

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
California Municipal Finance Authority, Revenue Bonds (SAC Health System)	5.25	9/1/2041	350,000	366,675
California Municipal Finance Authority, Revenue Bonds (Scripps College Project)	5.00	7/1/2055	1,500,000	1,513,964
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.25	9/1/2055	1,375,000	1,367,267
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	2,375,000	2,513,397
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. B	5.00	6/30/2032	1,000,000	1,066,848
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,048,198
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,923,025
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	5,025,681
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(c)	6.38	6/15/2064	2,000,000	2,079,314
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(c),(d)	9.98	12/20/2043	1,105,000	1,097,158
California Municipal Finance Authority, Revenue Bonds, Ser. A1(d)	3.54	2/20/2041	4,393,413	3,953,234
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,568,216	1,485,703
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,004,451
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(c)	5.00	11/1/2035	1,300,000	1,351,197
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,003,267
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,002,751
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,106,320
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	1,004,725
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,501,831
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,501,308
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,173,814
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,528,564
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	2,000,951
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,802,241
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,135,424
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(c),(e)	5.00	8/1/2048	8,510,000	5,106,000
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	2,950,000	2,682,558
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,072,201

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
California School Finance Authority, Revenue Bonds (Alliance for College- Ready Public Schools Obligated Group) Ser. A(c)	5.00	7/1/2045	3,500,000	3,403,848
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(c)	5.00	7/1/2043	1,255,000	1,203,327
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(c)	5.00	7/1/2049	1,100,000	1,022,634
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(c)	5.00	7/1/2054	2,775,000	2,521,009
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(c)	5.00	7/1/2064	1,000,000	872,195
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(c)	5.00	8/1/2048	1,650,000	1,532,107
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(c)	5.00	7/1/2037	590,000	592,020
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(c)	5.00	7/1/2047	875,000	847,067
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(c)	4.00	7/1/2050	1,135,000	948,877
California School Finance Authority, Revenue Bonds (Ready Public Schools Projects) Ser. C(c)	5.00	7/1/2031	1,675,000	1,667,726
California School Finance Authority, Revenue Bonds, Ser. A(c)	5.00	7/1/2045	1,700,000	1,671,285
California School Finance Authority, Revenue Bonds, Ser. A(c)	5.00	7/1/2055	2,700,000	2,506,380
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(c)	5.00	10/1/2052	1,500,000	1,369,898
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,001,061
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(c)	6.00	9/2/2035	620,000	641,287
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(c)	6.00	9/2/2040	1,135,000	1,164,365
California Statewide Communities Development Authority, Revenue Bonds (Kaiser Foundation Hospitals) Ser. B(c)	5.00	10/1/2035	7,500,000	8,295,694
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(c)	5.00	12/1/2036	5,250,000	5,255,437
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(c)	5.25	12/1/2056	1,500,000	1,500,748
California Statewide Communities Development Authority, Revenue Bonds (Marin General Hospital)	4.00	8/1/2045	2,130,000	1,892,749
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2046	310,000	321,338
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2047	300,000	308,331
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2048	400,000	408,627
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. B1	2.85	10/1/2032	1,000,000	970,240
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,557,300
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(c)	5.00	11/1/2032	1,855,000	1,863,335
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(c)	5.00	11/1/2041	700,000	665,732

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,523,940
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,200,289
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,826,598
Central Valley Energy Authority, Revenue Bonds	5.00	8/1/2034	3,250,000	3,388,203
Eureka Public Financing Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	10/1/2041	800,000	856,016
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,360,915
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(f)	0.00	1/15/2035	10,000,000	7,324,818
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,074,308
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,550,000
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	400,437
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	991,081
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	996,086
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,074,337
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Corp.)	5.00	8/1/2033	1,200,000	1,202,006
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds (I-105 Expresslanes Project) Ser. A	5.00	6/1/2034	900,000	994,717
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds (I-105 Expresslanes Project) Ser. A	5.00	6/1/2039	1,905,000	2,040,481
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,356,754
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	11,800,000	12,298,146
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,321,777
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2033	5,820,000	6,365,295
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,527,318
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	1,450,000	1,585,019
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,900,000	2,089,686
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,062,351
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	1,903,362
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	2,500,000	2,289,041
Moreno Valley Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	5/1/2056	1,500,000	1,581,253
Municipal Improvement Corp. of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2037	5,000,000	5,513,208
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,814,402
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,001,114
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,007,851
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,000,466

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2041	775,000	797,098
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2046	1,500,000	1,518,008
Palomar Community College District, GO, Ser. B(g)	6.38	8/1/2045	6,615,000	6,373,678
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	484,554
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	480,348
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	394,766
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	372,849
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	354,650
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Los Medanos Community Development Project) Ser. A	5.00	9/1/2030	575,000	620,447
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	1,985,000	2,131,133
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,588,632
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	3,961,849
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2050	1,280,000	1,223,383
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2055	1,500,000	1,404,647
River Islands Public Financing Authority, Special Tax Bonds, Refunding (Phase 1 Rans Refunding Program)(Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2046	575,000	607,137
River Islands Public Financing Authority, Special Tax Bonds, Refunding (Phase 1 Rans Refunding Program)(Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2052	1,500,000	1,540,579
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,776,546
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,288,779
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. G(b)	5.00	10/14/2033	4,000,000	4,439,212
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2042	4,535,000	4,688,776
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. G	4.00	8/1/2044	1,000,000	940,822
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,026,111
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	2,450,000	2,227,216
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,008,021
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	2,000,000	2,082,422
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	914,100
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A(a)	5.00	1/2/2029	4,000,000	4,183,912
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.25	5/1/2045	3,000,000	3,176,907
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.25	5/1/2055	6,000,000	6,142,967
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,574,930
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,229,005

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
California — 95.0% (continued)
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,495,565
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,500,000	2,594,867
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2029	1,000,000	1,053,854
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,750,000	4,771,193
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	707,823
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,523,052
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	653,083
University of California, Revenue Bonds, Ser. CD	5.00	5/15/2036	1,500,000	1,694,365
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,769,857
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,530,635
Yosemite Community College District, GO, Ser. D(f)	0.00	8/1/2031	5,545,000	4,703,345
				466,745,752
Multi-State — 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049(h)	3.05	4/15/2034	4,530,000	4,142,357
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(c),(h)	3.05	6/15/2037	4,895,000	4,357,598
				8,499,955
U.S. Related — 1.1%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,319,010
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2027	60,000	60,902
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2028	180,000	185,517
Municipality of San Juan Puerto Rico, GO, Ser. A	5.00	7/1/2036	645,000	687,237
Municipality of San Juan Puerto Rico, GO, Ser. A	5.25	7/1/2040	675,000	709,551
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	498,669	506,859
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	1,996,375
				5,465,451
Total Long-Term Municipal Investments (cost $498,179,472)				480,711,158
Total Investments (cost $511,898,206)			100.2%	492,526,563
Liabilities, Less Cash and Receivables			(.2%)	(993,795)
Net Assets			100.0%	491,532,768

CD—Certificate of Deposit
GO—Government Obligation

(a)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $66,160,102 or 13.5% of net assets.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $5,106,000, which represented 1.0% of net assets.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(h)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	11,815,405	—	11,815,405
Municipal Securities	—	480,711,158	—	480,711,158
	—	492,526,563	—	492,526,563

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At August 31, 2026, accumulated net unrealized depreciation on investments was $19,371,643, consisting of $3,199,359 gross unrealized appreciation and $22,571,002 gross unrealized depreciation.

At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.